Subsequent Events (Details) - Forecast [Member]	Aug. 25, 2026 $ / shares shares
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.01
Ordinary shares, shares issued (in Shares)	16,625,000
Ordinary shares, shares outstanding (in Shares)	16,625,000
Redesignated shares	7,425,000
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.01
Ordinary shares, shares issued (in Shares)
Ordinary shares, shares outstanding (in Shares)
Redesignated shares	7,425,000